Revenue (Details) - Schedule of revenue from contracts with customers - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Revenue from contracts with customers
Subscription revenue	R 2,209,017	R 1,887,717	R 1,520,540
Hardware sales	45,280	36,852	126,299
Installation revenue	20,511	752	2,578
Revenue from contracts with customers,total	2,274,808	1,925,321	1,649,417
Other revenue
Miscellaneous contract fees	15,735	16,572	43,291
Total revenue	R 2,290,543	R 1,941,893	R 1,692,708